Fair Values of Assets Held by Japanese and Foreign Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	¥ 608,004		¥ 556,247		¥ 536,648
Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	8,419		14,586
Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	157,566	[1]	130,283	[1]
Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	268,297	[2]	255,010	[2]
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	33,053	[3]	23,853	[3]
Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	2,797	[4]	4,722	[4]
Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	72,410	[5]	58,862	[5]
Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,712	[6]	1,850	[6]
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	27,205	[7]	23,388	[7]
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	35,071	[8]	42,258	[8]
Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,474		1,435
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	188,019		151,139		140,387
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	171		859
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	36,917	[9]	36,497	[9]
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	52,061	[10]	43,504	[10]
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	20,095	[11]	9,192	[11]
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	526		648
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	58,007	[12]	43,902	[12]
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	11,639	[13]	9,283	[13]
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	8,603	[14]	7,254	[14]
Level 1 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	163,049		142,504
Level 1 | Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	8,419		14,586
Level 1 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	154,630	[1]	127,918	[1]
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	29,592		31,393
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	171		859
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	29,348	[9]	30,514	[9]
Level 1 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	73	[14]	20	[14]
Level 2 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	381,205		346,662
Level 2 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	2,936	[1]	2,365	[1]
Level 2 | Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	268,297	[2]	255,010	[2]
Level 2 | Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	33,053	[3]	23,853	[3]
Level 2 | Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	2,797	[4]	4,722	[4]
Level 2 | Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	72,410	[5]	58,862	[5]
Level 2 | Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,712	[6]	1,850	[6]
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	146,697		110,702
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	7,569	[9]	5,983	[9]
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	52,061	[10]	43,504	[10]
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	15,322	[11]	5,231	[11]
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	526		648
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	58,007	[12]	43,902	[12]
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	11,639	[13]	9,283	[13]
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,573	[14]	2,151	[14]
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	63,750		67,081		65,109
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	27,205	[7]	23,388	[7]	19,888
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	35,071	[8]	42,258	[8]	43,688
Level 3 | Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,474		1,435		1,533
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	11,730		9,044		9,149
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	4,773	[11]	3,961	[11]	4,846
Level 3 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held					530
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	¥ 6,957	[14]	¥ 5,083	[14]	¥ 3,773

[1]	Includes approximately 65 percent and 63 percent of Japanese equity securities, and 35 percent and 37 percent of foreign equity securities for the fiscal years ended March 31, 2012 and 2013, respectively.
[2]	Includes approximately 64 percent and 59 percent of debt securities issued by Japanese national and local governments, and 36 percent and 41 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2012 and 2013, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 42 percent and 48 percent of investments in equity, 56 percent and 48 percent of investments in fixed income, and 2 percent and 4 percent of investments in other for the fiscal years ended March 31, 2012 and 2013, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily foreign equity securities.
[10]	Includes primarily foreign government debt securities.
[11]	Includes primarily foreign corporate debt securities.
[12]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[13]	Represents annuity contracts with or without profit sharing.
[14]	Includes primarily private real estate investment trusts.